Segment	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Segment
16. Segment
The Company has one operating and reportable segment related to the development of autonomous vehicle technology and related services that can be applied at scale across a broad range of industries and environments. Factors used in determining the reportable segment include the nature of the Company’s activities, the organizational and reporting structure and the type of information reviewed by the chief operating decision maker (“CODM”), its chief executive officer, to allocate resources and evaluate financial performance. Net income (loss) is the key measure of segment profit and loss that the CODM uses to allocate resources and assess performance. The CODM uses net income (loss) to evaluate the Company’s expenditures and monitor budget-to-actual results. The
CODM considers budget-to-actual variances and available cash when making decisions about the allocation of resources across the organization.
Significant expenses within net income (loss) include research and development, general and administrative, truck and freight operations and sales and marketing, which are separately presented on the Company’s condensed consolidated statements of operations and comprehensive income (loss). The Company’s long-lived assets are located in the United States.

18. Segment
The Company has one operating and reportable segment related to the development of autonomous vehicle technology and related services that can be applied at scale across a broad range of industries and environments. Factors used in determining the reportable segment include the nature of the Company’s activities, the organizational and reporting structure and the type of information reviewed by the CODM, its chief executive officer, to allocate resources and evaluate financial performance. Net loss is the key measure of segment profit and loss that the CODM uses to allocate resources and assess performance. The CODM uses net loss to evaluate the Company’s expenditures and monitor budget-to-actual results. The CODM considers budget-to-actual variances and available cash when making decisions about the allocation of resources across the organization.
Significant expenses within net loss include research and development, general and administrative, truck and freight operations and sales and marketing, which are separately presented on the Company’s consolidated statements of operations and comprehensive loss. The Company’s long-lived assets are located in the United States.